Income Taxes (Details) - Schedule of effective income tax rate reconciliation - Nukkleus Inc.[Member]	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State tax	2.40%	2.60%
Non-U.S. income taxed at different rates	0.10%	(0.20%)
Permanent differences	(13.70%)	(0.10%)
Prior year true-up	(0.80%)
Valuation allowance	(9.00%)	(23.30%)
Effective tax rate	0.00%	0.00%